Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
Summary of goodwill

	2017	2016
	US$m	US$m
Net book value
At 1 January	951	892
Adjustment on currency translation	86	59
At 31 December	1,037	951
– cost	17,942	17,144
– accumulated impairment	(16,905)	(16,193)

At 1 January
– cost	17,144	17,120
– accumulated impairment	(16,193)	(16,228)

At 31 December, goodwill has been allocated as follows:
	2017	2016
	US$m	US$m
Net book value
Richards Bay Minerals	552	502
Pilbara	389	360
Dampier Salt	96	89
	1,037	951

Key assumptions calculation of fair value less costs of disposal

The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding decrease in FVLCD are set out below:

US$ million
5% decrease in the titanium slag price	165
1% increase in the discount rate applied to post-tax cash flows	226
10% strengthening of the South African rand	603